Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation assets [text block]
	Year ended	Year ended
	December 31, 2020	December 31, 2019
Exploration and evaluation assets:
Acquisition costs
Option payments	$250	$75
Reclamation obligation	149	260
Total acquisition costs	399	335
Geochemical	78	142
Camp and site costs	411	354
Drilling	198	-
Geological consulting	2,216	1,784
Geophysical	430	100
Land taxes and government fees	787	411
Legal, community and other consultation costs	393	260
Travel	294	232
Total for the year	5,206	3,618
Balance, beginning of year	7,266	3,648
Balance, end of year	$12,472	$7,266